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                             CASH RESERVE PORTFOLIO

                             CASH MANAGEMENT CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                              INSTITUTIONAL CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                                 RESERVE CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                                 RESOURCE CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."


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                             CASH RESERVE PORTFOLIO

                                  SWEEP CLASS

                         Supplement dated July 1, 2002
    to the Prospectus dated August 1, 2001, as supplemented January 9, 2002


The following information replaces in its entirety the last sentence appearing in the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fifth paragraph on page 1 appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."